Joint operations	12 Months Ended
Dec. 31, 2023
Joint operations [Abstract]
Joint operations
31.

Joint operations
Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control. Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory.
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2023 2022
Total assets
McArthur River Canada 69.81% $ 1,048,746 $ 998,368
Key Lake Canada 83.33% 504,508 527,841
Cigar Lake (a) Canada 54.55% 1,158,583 1,219,036
$ 2,711,837 $ 2,745,245
Total liabilities
McArthur River 69.81% $ 50,199 $ 37,881
Key Lake 83.33% 244,480 240,487
Cigar Lake (a) 54.55% 48,967 50,362
$ 343,646 $ 328,730
(a) Cameco’s ownership stake in the Cigar Lake uranium mine in northern Saskatchewan was previously 50.025%. On May
19, 2022, Cameco and Orano completed the acquisition of Idemitsu’s 7.875 % participating interest in the CLJV by acquiring their pro rata shares through an asset purchase (note 6).